VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—2.5%
Verizon Communications, Inc.	486,446	$ 18,471
Consumer Discretionary—7.9%
Advance Auto Parts, Inc.	59,475	9,298
Best Buy Co., Inc.	238,120	15,083
BorgWarner, Inc.	273,134	8,576
Lennar Corp. Class A	107,067	7,982
Ralph Lauren Corp.	113,134	9,609
Toll Brothers, Inc.	186,054	7,814
		58,362

Consumer Staples—6.7%
Coca-Cola Europacific Partners plc	294,192	12,538
Colgate-Palmolive Co.	329,660	23,159
Sysco Corp.	193,920	13,712
		49,409

Energy—4.3%
Baker Hughes Co.	986,841	20,684
EOG Resources, Inc.	101,101	11,296
		31,980

Financials—16.4%
Bank of America Corp.	975,233	29,452
Capital One Financial Corp.	120,343	11,092
JPMorgan Chase & Co.	182,316	19,052
Progressive Corp. (The)	174,554	20,285
Synchrony Financial	377,225	10,634
Willis Towers Watson plc	149,443	30,029
		120,544

Health Care—13.9%
Baxter International, Inc.	433,596	23,353
Cooper Cos., Inc. (The)	57,145	15,081
Humana, Inc.	33,196	16,106
Teleflex, Inc.	108,880	21,935
Zimmer Biomet Holdings, Inc.	248,568	25,988
		102,463

Industrials—16.0%
AMETEK, Inc.	133,309	15,119
	Shares	Value

Industrials—continued
Fortive Corp.	309,468	$ 18,042
General Electric Co.	195,909	12,129
Honeywell International, Inc.	153,441	25,620
IDEX Corp.	41,739	8,341
Jacobs Solutions, Inc.	131,217	14,236
Norfolk Southern Corp.	43,790	9,180
Parker-Hannifin Corp.	61,016	14,785
		117,452

Information Technology—8.0%
Global Payments, Inc.	151,584	16,379
Motorola Solutions, Inc.	114,423	25,627
QUALCOMM, Inc.	148,065	16,728
		58,734

Materials—8.5%
Eastman Chemical Co.	242,564	17,234
International Flavors & Fragrances, Inc.	146,687	13,324
PPG Industries, Inc.	101,663	11,253
Vulcan Materials Co.	133,598	21,070
		62,881

Real Estate—9.7%
American Homes 4 Rent Class A	657,442	21,571
Crown Castle, Inc.	149,020	21,541
Extra Space Storage, Inc.	87,042	15,033
Prologis, Inc.	126,814	12,884
		71,029

Utilities—3.5%
CMS Energy Corp.	182,223	10,613
PPL Corp.	583,628	14,795
		25,408

Total Common Stocks (Identified Cost $795,966)		716,733

Total Long-Term Investments—97.4% (Identified Cost $795,966)		716,733

	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(1)	18,724,416	$ 18,724
Total Short-Term Investment (Identified Cost $18,724)		18,724

TOTAL INVESTMENTS—99.9% (Identified Cost $814,690)		$735,457
Other assets and liabilities, net—0.1%		773
NET ASSETS—100.0%		$736,230

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Ireland	4
United Kingdom	2
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$716,733	$716,733
Money Market Mutual Fund	18,724	18,724
Total Investments	$735,457	$735,457
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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